Additional Disclosure	May 01, 2025
Class A [Member]
Statement Table
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited
Class U [Member]
Statement Table
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited
Institutional Class [Member]
Statement Table
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited